Income taxes - Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Stream interests	$ 28,826	$ 7,133	$ 7,793
Share and debt issue expenses	(113)	989	2,286
Deferred and restricted share units	2,865	2,032	2,032
Non-capital losses	170	0	1,015
Other assets	149	120	223
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(77,641)	(88,787)	(123,772)
Investments	1,911	(3,898)	(10,054)
Convertible debentures	(3,632)	(4,866)	(6,047)
Other liabilities		0	$ (238)
Total deferred tax assets and liabilities	(79,362)	(97,551)
Statement of loss [Member]
Deferred tax assets:
Stream interests	21,693	(660)
Share and debt issue expenses	(1,036)	(1,297)
Deferred and restricted share units	726	(140)
Non-capital losses	170	(1,015)
Other assets	29	(103)
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	11,769	37,574
Investments	6,612	192
Convertible debentures	1,234	1,181
Other liabilities		238
Total deferred tax assets and liabilities	41,197	35,970
Equity
Deferred tax assets:
Stream interests	0	0
Share and debt issue expenses	(66)	0
Deferred and restricted share units	107	140
Non-capital losses	0	0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0	0
Investments	0	0
Convertible debentures	0	0
Other liabilities		0
Total deferred tax assets and liabilities	41	140
Other comprehensive income [Member]
Deferred tax assets:
Stream interests	0	0
Share and debt issue expenses	0	0
Deferred and restricted share units	0	0
Non-capital losses	0	0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(949)	(2,038)
Investments	(803)	5,964
Convertible debentures	0	0
Other liabilities		0
Total deferred tax assets and liabilities	(1,752)	3,926
Translation adjustments [Member]
Deferred tax assets:
Stream interests	0	0
Share and debt issue expenses	0	0
Deferred and restricted share units	0	0
Non-capital losses	0	0
Other assets	0	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	326	(551)
Investments	0	0
Convertible debentures	0	0
Other liabilities		0
Total deferred tax assets and liabilities	$ 326	$ (551)